Risks Arising from Financial Instruments - Summary of Offsetting Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Gross amount	$ 307	$ 483
Net amount recognized in the statement of financial position	307	483
Other offsetting agreements	(293)	(466)
Total net amount	13	17
Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Gross amount	(6,340)	(2,394)
Net amount recognized in the statement of financial position	(6,340)	(2,394)
Other offsetting agreements	293	466
Total net amount	$ (6,046)	$ (1,928)